Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]
Note 2 -	Summary of Significant Accounting Policies

Basis of Accounting

The Plan's financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and when applicable, disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

The Plan's investments are reported at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan's gains and losses on investments bought, sold, and held during the year.

Payment of Benefits

Benefits are recorded when paid.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024